Banking facilities (Tables)	12 Months Ended
Mar. 31, 2020
Banking Facilities
General banking facilities

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2020
	2019	2020	2019	2020	2019	2020	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	445	937	2,119	1,627

Including sub-limit of:
Notes payable	2,308	2,308	—	—	2,308	2,308	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	641	1,214	445	937	196	277	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Revolving loan	1,923	1,923	—	1,000	1,923	923	HIBOR* +2.25%	Revolving loan repayable in 3 years
	5,128	5,128	445	1,937	4,683	3,191

(1) A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right to repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets. As of March 31, 2020, the long-term loans became current as they are repayable within one year in accordance with the repayment schedule.

* HIBOR is the Hong Kong Interbank Offer Rate

Short-term borrowings

The weighted average interest rates of borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2019	2020

Bank overdrafts	6.00%	6.00%
Notes payable	4.18%	4.71%
Term loans	3.45%	4.06%
Revolving loan	not applicable	4.29%